11. Commitments and Contingencies (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future minimum operating lease payment, 2018	$ 10,935	$ 43,096
Future minimum operating lease payment, 2019	36,807	36,807
Future minimum operating lease payment, total	$ 47,741	$ 79,903